Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-term Debt [Abstract]
Long-term debt, Principal payments
Twelve month periods ending	Amount
June 30, 2017	$-
June 30, 2018	-
June 30, 2019	288,122
June 30, 2020	218,939
June 30, 2021	131,636
June 30, 2022 and thereafter	132,892
Total Long term debt	$771,589
Unamortized Deferred financing fees	9,992
Total Long term debt, net	$761,597
Current portion of long term debt	-
Long term debt, net	761,597

Interest and finance costs
	Six month period ended June 30,
	2015	2016
Interest on long term debt and capital leases	$16,991	$19,651
Less: Interest capitalized	(6,221)	(2,578)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 14)	1,491	667
Amortization of deferred finance charges	1,199	1,561
Other bank and finance charges	411	393
Interest and finance costs	$13,871	$19,694